Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Detailed Information About Other Intangible Assets

	Externally acquired development expenditures	Internally generated development expenditures	Patents, concessions, licenses and credits	Other intangible assets	Total
	(€ million)
Gross carrying amount at January 1, 2016	€9,262	€6,487	€3,120	€701	€19,570
Additions	1,546	1,012	490	58	3,106
Divestitures	(1)	(49)	(80)	(7)	(137)
Translation differences and other changes	265	217	22	87	591
Transfer to Assets held for sale	—	—	—	(38)	(38)
At December 31, 2016	11,072	7,667	3,552	801	23,092
Additions	1,997	589	356	65	3,007
Divestitures	(289)	(40)	(16)	(1)	(346)
Translation differences and other changes	(967)	(130)	(309)	(61)	(1,467)
At December 31, 2017	11,813	8,086	3,583	804	24,286
Accumulated amortization and impairment losses at January 1, 2016	3,993	3,617	1,583	431	9,624
Amortization	962	530	210	56	1,758
Impairment losses and asset write-offs	29	92	—	1	122
Divestitures	—	(37)	(20)	(6)	(63)
Translation differences and other changes	108	86	35	31	260
Transfer to Assets held for sale	—	—	—	(31)	(31)
At December 31, 2016	5,092	4,288	1,808	482	11,670
Amortization	829	595	371	61	1,856
Impairment losses and asset write-offs	52	58	—	—	110
Divestitures	(289)	(35)	(10)	—	(334)
Translation differences and other changes	(315)	(73)	(140)	(30)	(558)
At December 31, 2017	5,369	4,833	2,029	513	12,744
Carrying amount at December 31, 2016	€5,980	€3,379	€1,744	€319	€11,422
Carrying amount at December 31, 2017	€6,444	€3,253	€1,554	€291	€11,542